Property, plant and equipment (Schedule of Cost of Investment Property, Plant and Equipment) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 16,970,832	$ 15,737,081
Balance at end of year	16,737,595	16,970,832
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,217,000	1,094,000
Balance at end of year	1,291,000	1,217,000
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,625,000	3,743,000
Balance at end of year	4,056,000	3,625,000
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	7,187,000	7,331,000
Balance at end of year	6,489,000	7,187,000
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	78,000	78,000
Balance at end of year	76,000	78,000
Furniture, mixtures and computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	64,000	57,000
Balance at end of year	64,000	64,000
Constructions and machinery in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,800,000	3,434,000
Balance at end of year	4,761,000	4,800,000
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	36,562,000	34,396,000
Additions	1,271,000	2,914,000
Translation adjustments	(805,000)	(748,000)
Balance at end of year	37,028,000	36,562,000
Cost [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,217,000	1,094,000
Additions	89,000	137,000
Translation adjustments	(15,000)	(14,000)
Balance at end of year	1,291,000	1,217,000
Cost [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,680,000	4,776,000
Additions	591,000	90,000
Translation adjustments	(133,000)	(186,000)
Balance at end of year	5,138,000	4,680,000
Cost [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	25,567,000	24,805,000
Additions	532,000	1,305,000
Translation adjustments	(563,000)	(543,000)
Balance at end of year	25,536,000	25,567,000
Cost [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	159,000	158,000
Additions	2,000	1,000
Translation adjustments	0
Balance at end of year	161,000	159,000
Cost [Member] | Furniture, mixtures and computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	139,000	129,000
Additions	4,000	11,000
Translation adjustments	(2,000)	(1,000)
Balance at end of year	141,000	139,000
Cost [Member] | Constructions and machinery in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,800,000	3,434,000
Additions	53,000	1,370,000
Translation adjustments	(92,000)	(4,000)
Balance at end of year	$ 4,761,000	$ 4,800,000